Stockholders Equity (Details 3) (USD $)	Nov. 30, 2013 Number
Options Exercisable
Number of options	147,500
Weighted average remaining contractual term (years)	1.57
Weighted average exercise price	$ 0.98
Option Outstanding
Number of options	147,500
Weighted average remaining contractual term (years)	1.57
Weighted average exercise price	$ 0.98